Leases (Details 1) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning	$ 1,452
Additions and contact modifications	(4)
Payment	(85)
Interest	28
Translation adjustment	(31)
Lease liabilities, ending	1,360
Current liabilities	13,743	$ 14,655
Non-current liabilities	34,485	38,550
Lease liabilities	1,360	1,452
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Current liabilities	177	197
Non-current liabilities	1,183	$ 1,255
Ports [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning	682
Additions and contact modifications
Payment	(34)
Interest	12
Translation adjustment	(2)
Lease liabilities, ending	658
Vessels [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning	397
Additions and contact modifications
Payment	(34)
Interest	8
Translation adjustment
Lease liabilities, ending	371
Pelletizing Plants [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning	207
Additions and contact modifications
Payment	(5)
Interest	4
Translation adjustment	(25)
Lease liabilities, ending	181
Properties [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning	102
Additions and contact modifications	(1)
Payment	(9)
Interest	2
Translation adjustment	(1)
Lease liabilities, ending	93
Energy Plants [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning	49
Additions and contact modifications
Payment	(2)
Interest	1
Translation adjustment	(1)
Lease liabilities, ending	47
Mning Equipment [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning	15
Additions and contact modifications	(3)
Payment	(1)
Interest	1
Translation adjustment	(2)
Lease liabilities, ending	$ 10